Boston Partners Long/Short Research Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 96.8%		Shares	Value
Communication Services - 5.5%
Alphabet, Inc. - Class A(a)		41,011	$7,074,398
Cars.com, Inc.(a)		146,548	2,964,666
Deutsche Telekom AG		85,949	2,089,783
Informa PLC		327,270	3,561,994
Live Nation Entertainment, Inc.(a)		32,937	3,087,514
Match Group, Inc.(a)		51,807	1,586,849
Omnicom Group, Inc.		23,115	2,148,770
Take-Two Interactive Software, Inc.(a)(b)		19,280	3,091,741
T-Mobile US, Inc.(b)		25,618	4,482,125
Vivid Seats, Inc. - Class A(a)		180,527	911,661
			30,999,501

Consumer Discretionary - 8.2%
AutoNation, Inc.(a)		10,724	1,825,761
AutoZone, Inc.(a)		988	2,736,701
Booking Holdings, Inc.		1,589	6,000,620
Boyd Gaming Corp.		49,446	2,636,461
eBay, Inc.		18,510	1,003,612
Flutter Entertainment PLC(a)		15,359	2,955,581
Frontdoor, Inc.(a)		141,090	4,990,353
Genting Singapore Ltd.		1,996,300	1,346,522
Lennar Corp. - Class A		14,604	2,341,751
LKQ Corp.(b)		20,633	887,838
MGM Resorts International(a)		81,844	3,287,674
Restaurant Brands International, Inc.		35,721	2,449,746
Ross Stores, Inc.		10,438	1,458,815
Starbucks Corp.		11,451	918,599
Tempur Sealy International, Inc.(b)		27,098	1,391,753
TJX Cos., Inc.(b)		24,890	2,566,159
Ulta Beauty, Inc.(a)		5,429	2,144,944
Wyndham Hotels & Resorts, Inc.		34,995	2,476,246
Wynn Macau Ltd.		2,577,300	2,451,915
			45,871,051

Consumer Staples - 4.2%
Albertsons Cos., Inc. - Class A		117,848	2,432,383
Constellation Brands, Inc. - Class A		8,578	2,146,473
J M Smucker Co.		20,554	2,294,648
Nomad Foods Ltd.		109,354	1,920,256
Philip Morris International, Inc.		42,518	4,310,475
Simply Good Foods Co.(a)		59,971	2,308,284
Target Corp.		18,323	2,861,319
US Foods Holding Corp.(a)(b)		34,713	1,833,888
Walmart, Inc.		48,693	3,202,052
			23,309,778

Energy - 7.8%
BP PLC - ADR		91,844	3,450,579
Canadian Natural Resources Ltd.		13,718	1,053,954
Cenovus Energy, Inc.		254,252	5,293,527
Diamondback Energy, Inc.		19,494	3,884,374
Kosmos Energy Ltd.(a)(b)		193,121	1,178,038
Marathon Petroleum Corp.(b)		23,147	4,087,992
MEG Energy Corp.(a)		93,122	2,021,703
Noble Corp. PLC		32,227	1,497,266
NOV, Inc.		133,495	2,512,376
Phillips 66		31,316	4,450,317
Schlumberger Ltd.		98,520	4,521,083
Technip Energies NV		75,727	1,832,089
Tidewater, Inc.(a)		12,779	1,320,454
Vallourec SACA(a)		150,733	2,699,682
Weatherford International PLC(a)		30,569	3,678,673
			43,482,107

Financials - 19.8%
AIB Group PLC		210,998	1,200,719
American Express Co.		11,888	2,853,120
Ameriprise Financial, Inc.(b)		12,677	5,534,905
Aon PLC - Class A		11,556	3,254,632
Arthur J Gallagher & Co.		10,332	2,617,406
Baldwin Insurance Group, Inc. - Class A(a)		45,213	1,522,774
Bank of America Corp.(b)		173,028	6,919,390
Bankinter SA		111,595	985,741
Beazley PLC		229,950	2,033,245
Berkshire Hathaway, Inc. - Class B(a)(b)		7,371	3,054,542
Charles Schwab Corp.		17,479	1,280,861
Chubb Ltd.		11,466	3,105,222
Commerzbank AG		64,713	1,098,783
Corpay, Inc.(a)		4,560	1,220,575
Discover Financial Services		22,105	2,711,399
East West Bancorp, Inc.(b)		40,539	3,007,588
Evercore, Inc. - Class A		7,923	1,607,894
Everest Group Ltd.		7,471	2,920,638
Fidelity National Information Services, Inc.		18,781	1,425,102
Fifth Third Bancorp(b)		66,324	2,481,844
First American Financial Corp.		23,912	1,329,029
Fiserv, Inc.(a)		9,211	1,379,439
Global Payments, Inc.		8,968	913,391
Goldman Sachs Group, Inc.(b)		2,972	1,356,777
Hana Financial Group, Inc.		34,814	1,554,641
Huntington Bancshares, Inc.(b)		285,834	3,978,809
ING Groep NV		176,951	3,161,283
JPMorgan Chase & Co.(b)		49,124	9,953,996
LPL Financial Holdings, Inc.		4,454	1,274,779
Markel Group, Inc.(a)(b)		1,657	2,720,115
Morgan Stanley		31,281	3,060,533
NatWest Group PLC		391,931	1,585,468
Nordea Bank Abp		219,206	2,695,666
Progressive Corp.(c)		12,200	2,576,396
Renaissance Holdings Ltd.		11,180	2,547,475
SLM Corp.(b)		58,925	1,264,531
Sumitomo Mitsui Financial Group, Inc.		20,600	1,348,252
Synchrony Financial(b)		12,632	553,282
Travelers Cos., Inc.		9,058	1,953,811
United Overseas Bank Ltd.		87,000	1,983,780
Voya Financial, Inc.		15,740	1,193,407
W R Berkley Corp.(b)		11,250	911,587
Wells Fargo & Co.		149,673	8,968,406
White Mountains Insurance Group Ltd.		1,049	1,895,543
			110,996,776

Health Care - 11.9%
Abbott Laboratories(b)		35,589	3,636,840
AbbVie, Inc.(b)		41,591	6,706,133
Amgen, Inc.		15,882	4,857,510
AMN Healthcare Services, Inc.(a)		22,706	1,270,174
AstraZeneca PLC		15,477	2,405,870
Avantor, Inc.(a)(b)		56,478	1,359,990
Boston Scientific Corp.(a)(b)		19,913	1,504,825
Bristol-Myers Squibb Co.		39,873	1,638,382
Cencora, Inc.		12,346	2,797,233
Centene Corp.(a)(b)		25,504	1,825,831
Cigna Group(b)		8,027	2,766,265
CVS Health Corp.(b)		6,055	360,878
Elevance Health, Inc.(b)		7,735	4,165,143
Fortrea Holdings, Inc.(a)		69,562	1,766,179
HCA Healthcare, Inc.		4,159	1,413,020
Henry Schein, Inc.(a)		6,338	439,477
Humana, Inc.		5,746	2,057,758
ICON PLC(a)		7,516	2,441,347
IQVIA Holdings, Inc.(a)		2,593	568,100
Johnson & Johnson		14,802	2,171,009
McKesson Corp.		5,428	3,091,735
Medtronic PLC		10,049	817,687
Merck & Co., Inc.		2,664	334,439
Molina Healthcare, Inc.(a)(b)		4,388	1,380,377
Novo Nordisk AS		6,840	926,739
Pfizer, Inc.		3,582	102,660
R1 RCM, Inc.(a)		39,047	502,144
Sanofi SA		12,107	1,185,295
Stryker Corp.		1,453	495,604
Thermo Fisher Scientific, Inc.		396	224,920
UCB SA		7,973	1,118,375
UnitedHealth Group, Inc.		17,320	8,579,808
Zimmer Biomet Holdings, Inc.(b)		14,282	1,644,572
			66,556,319

Industrials - 18.4%
AAR Corp.(a)		43,152	3,063,360
Acuity Brands, Inc.		7,249	1,881,913
Advanced Drainage Systems, Inc.		17,918	3,108,594
Airbus Group SE		19,927	3,389,606
Allegion PLC		18,065	2,200,678
Allison Transmission Holdings, Inc.(b)		32,852	2,490,510
AMETEK, Inc.(b)		14,466	2,453,144
ANDRITZ AG		22,795	1,369,057
Atkore, Inc.		16,230	2,469,395
Atmus Filtration Technologies, Inc.(a)		34,265	1,056,733
Beacon Roofing Supply, Inc.(a)(b)		32,031	3,108,929
Boeing Co.(a)		11,711	2,079,991
Brink's Co.		28,409	2,932,945
Builders FirstSource, Inc.(a)		17,921	2,881,518
Carlisle Cos., Inc.		3,090	1,292,516
Clean Harbors, Inc.(a)		14,035	3,039,841
Curtiss-Wright Corp.		9,253	2,616,933
Dover Corp.(b)		13,403	2,463,739
Eiffage SA		12,467	1,379,345
Embraer SA - ADR(a)		81,084	2,253,324
Equifax, Inc.		7,963	1,842,559
Ferguson PLC		9,696	1,994,855
Fortive Corp.(b)		20,336	1,513,812
General Dynamics Corp.		6,766	2,028,244
Honeywell International, Inc.		16,501	3,336,337
Howmet Aerospace, Inc.(b)		25,740	2,178,891
Huron Consulting Group, Inc.(a)		21,062	1,859,985
Jacobs Solutions, Inc.		24,394	3,399,060
Leidos Holdings, Inc.(b)		16,184	2,379,857
Masco Corp.		28,095	1,964,402
NEXTracker, Inc. - Class A(a)		25,274	1,394,367
Norfolk Southern Corp.		7,691	1,728,937
nVent Electric PLC		18,265	1,486,406
Otis Worldwide Corp.		26,614	2,640,109
Parker-Hannifin Corp.(b)		2,637	1,401,618
Ryanair Holdings PLC - ADR		4,067	494,710
Science Applications International Corp.(b)		19,463	2,620,693
Sensata Technologies Holding PLC		45,373	1,874,812
Siemens AG		10,627	2,048,254
SS&C Technologies Holdings, Inc.(b)		47,763	2,963,694
Textron, Inc.		25,039	2,193,667
TriNet Group, Inc.		23,735	2,467,728
Valmont Industries, Inc.(b)		6,837	1,718,822
WESCO International, Inc.		13,212	2,371,422
Westinghouse Air Brake Technologies Corp.		18,787	3,179,324
WillScot Mobile Mini Holdings Corp.(a)		68,629	2,706,041
			103,320,677

Information Technology - 12.6%
Adeia, Inc.		269,091	3,183,347
Advanced Micro Devices, Inc.(a)		14,843	2,477,297
Applied Materials, Inc.		12,000	2,580,960
Arrow Electronics, Inc.(a)(b)		14,515	1,905,965
Broadcom, Inc.		4,164	5,532,082
Capgemini SE		12,063	2,443,980
CDW Corp.		8,889	1,987,758
Celestica, Inc.(a)		44,133	2,467,917
Check Point Software Technologies Ltd.(a)		26,209	3,944,455
Cognizant Technology Solutions Corp. - Class A(b)		23,316	1,542,353
Dell Technologies, Inc. - Class C		21,827	3,046,176
Flex Ltd.(a)		145,105	4,807,329
Gen Digital, Inc.(b)		135,342	3,360,542
InterDigital, Inc.		17,644	2,009,122
Jabil, Inc.(b)		12,863	1,529,411
Keysight Technologies, Inc.(a)		13,111	1,815,611
Lam Research Corp.		2,807	2,617,359
Microchip Technology, Inc.(b)		31,319	3,045,146
Micron Technology, Inc.		19,920	2,490,000
NetApp, Inc.		10,380	1,250,063
Nice Ltd. - ADR(a)		15,621	2,867,547
NXP Semiconductors NV		6,925	1,884,293
Oracle Corp.(b)		32,787	3,842,309
QUALCOMM, Inc.		6,285	1,282,454
Samsung Electronics Co., Ltd.		53,346	2,826,422
Teradyne, Inc.		9,866	1,390,514
Zebra Technologies Corp. - Class A(a)		8,685	2,712,673
			70,843,085

Materials - 2.5%
CRH PLC		32,676	2,671,590
DuPont de Nemours, Inc.(b)		18,883	1,551,427
FMC Corp.		44,582	2,717,273
Kinross Gold Corp.		220,665	1,794,007
Olin Corp.		30,685	1,649,626
PPG Industries, Inc.		10,110	1,328,555
Teck Resources Ltd. - Class B		48,566	2,527,860
			14,240,338

Real Estate - 2.4%
Americold Realty Trust, Inc.(b)		56,661	1,511,149
Equity LifeStyle Properties, Inc.		9,820	616,401
Essex Property Trust, Inc.		8,747	2,272,383
Extra Space Storage, Inc.		14,434	2,089,610
Kimco Realty Corp.		91,104	1,763,773
Lamar Advertising Co. - Class A(b)		16,478	1,946,217
Regency Centers Corp.(b)		26,073	1,600,882
VICI Properties, Inc.		63,198	1,814,415
			13,614,830

Utilities - 3.5%
American Electric Power Co., Inc.		12,273	1,107,638
CenterPoint Energy, Inc.(b)		74,327	2,267,717
FirstEnergy Corp.		55,253	2,224,486
New Jersey Resources Corp.		13,692	595,054
NiSource, Inc.		95,987	2,789,382
OGE Energy Corp.		64,415	2,338,264
PPL Corp.		95,308	2,795,384
Southern Co.		32,090	2,571,692
SSE PLC		69,624	1,566,264
Talen Energy Corp.(a)		12,624	1,453,654
			19,709,535
TOTAL COMMON STOCKS (Cost $382,796,718)			542,943,997

WARRANTS - 0.0%(d)		Contracts	Value
Andrada Mining Ltd., Expires 07/17/2025, Exercise Price $0.10(a)(e)		1,400,000	392
TOTAL WARRANTS (Cost $18,309)			392

CORPORATE BONDS - 0.1%		Par	Value
Andrada Mining Ltd., 12.00%, 07/31/2026 (e)	GBP	700,000	799,205
TOTAL CORPORATE BONDS (Cost $915,463)			799,205

SHORT-TERM INVESTMENTS - 0.0%(d)
Money Market Funds - 0.0%(d)		Shares
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.22%(b)(f)		2,009	2,009
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.18%(b)(f)		2,009	2,009
Fidelity Treasury Portfolio - Class I, 5.19%(b)(f)		2,009	2,009
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.18%(b)(f)		2,009	2,009
TOTAL SHORT-TERM INVESTMENTS (Cost $8,036)			8,036

TOTAL INVESTMENTS - 96.9% (Cost $383,738,526)			$543,751,630
Money Market Deposit Account - 1.1%(b)(g)			5,950,867
Other Assets in Excess of Liabilities - 2.0%			11,222,395
TOTAL NET ASSETS - 100.0%			$560,924,892

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

GBP - British Pound

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $799,597 or 0.1% of net assets as of May 31, 2024.

(f)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Industry classifications may be different than those used for compliance monitoring purposes.

Boston Partners Long/Short Research Fund
Schedule of Written Options
as of May 31, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.0% (b)
Progressive Corp., Expiration: 06/21/2024; Exercise Price: $215.00	$(1,499,378)	(71)	$(20,590)
TOTAL WRITTEN OPTIONS (Premiums received $22,762)			(20,590)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

Boston Partners Long/Short Research Fund
Schedule of Securities Sold Short
as of May 31, 2024 (Unaudited)

COMMON STOCKS - (24.2)%	Shares	Value
Communication Services - (1.4)%
Angi, Inc.	(218,301)	$(440,968)
Cable One, Inc.	(2,126)	(820,445)
Clear Channel Outdoor Holdings, Inc.	(698,475)	(1,005,804)
Dentsu Group, Inc.	(56,400)	(1,493,006)
Fox Corp. - Class A	(32,458)	(1,117,529)
Liberty Global Ltd. - Class C	(78,020)	(1,331,801)
Lions Gate Entertainment Corp. - Class A	(79,690)	(662,224)
Rumble, Inc.	(106,122)	(668,569)
Trade Desk, Inc. - Class A	(5,411)	(502,032)
		(8,042,378)

Consumer Discretionary - (4.4)%
Accor SA	(21,932)	(956,814)
Acushnet Holdings Corp.	(18,743)	(1,235,164)
B&M European Value Retail SA	(122,031)	(853,138)
Cheesecake Factory, Inc.	(19,745)	(759,788)
Choice Hotels International, Inc.	(12,034)	(1,362,128)
Deckers Outdoor Corp.	(1,505)	(1,646,350)
Dick's Sporting Goods, Inc.	(6,490)	(1,477,384)
KB Home	(20,903)	(1,475,752)
Krispy Kreme, Inc.	(37,494)	(392,187)
LGI Homes, Inc.	(15,562)	(1,493,952)
Life Time Group Holdings, Inc.	(39,906)	(669,623)
Marriott Vacations Worldwide Corp.	(9,237)	(833,824)
Mobileye Global, Inc. - Class A	(31,128)	(798,744)
NIKE, Inc. - Class B	(5,410)	(514,221)
Nokian Renkaat Oyj	(281,919)	(2,591,099)
Playa Hotels & Resorts NV	(171,247)	(1,459,024)
QuantumScape Corp.	(335,146)	(1,980,713)
Sabre Corp.	(398,199)	(1,246,363)
SJM Holdings Ltd.	(1,985,000)	(725,658)
Soho House & Co., Inc.	(186,586)	(955,320)
Tractor Supply Co.	(4,249)	(1,212,197)
		(24,639,443)

Consumer Staples - (1.6)%
Barry Callebaut AG	(690)	(1,199,353)
Davide Campari-Milano NV	(86,443)	(865,960)
Duckhorn Portfolio, Inc.	(101,897)	(822,309)
Hormel Foods Corp.	(43,474)	(1,346,824)
Kimberly-Clark Corp.	(15,181)	(2,023,627)
Treasury Wine Estates Ltd.	(152,559)	(1,153,289)
TreeHouse Foods, Inc.	(35,192)	(1,277,822)
		(8,689,184)

Energy - (2.2)%
Antero Resources Corp.	(73,846)	(2,631,133)
CVR Energy, Inc.	(52,045)	(1,449,974)
Matador Resources Co.	(35,861)	(2,275,380)
Occidental Petroleum Corp.	(67,740)	(4,233,750)
Permian Resources Corp.	(120,663)	(1,977,667)
		(12,567,904)

Financials - (3.2)%
Aozora Bank Ltd.	(129,600)	(1,955,068)
Ashmore Group PLC	(509,651)	(1,266,367)
Avanza Bank Holding AB	(58,880)	(1,538,808)
Cincinnati Financial Corp.	(12,627)	(1,484,683)
Erie Indemnity Co. - Class A	(2,738)	(992,333)
Hang Seng Bank Ltd.	(235,900)	(3,286,887)
Moelis & Co. - Class A	(23,969)	(1,356,885)
T Rowe Price Group, Inc.	(27,196)	(3,204,505)
Texas Capital Bancshares, Inc.	(18,913)	(1,140,076)
Trupanion, Inc.	(8,076)	(241,230)
United Bankshares, Inc.	(38,978)	(1,264,446)
		(17,731,288)

Health Care - (2.3)%
10X Genomics, Inc. - Class A	(19,618)	(439,836)
agilon health, Inc.	(99,578)	(627,341)
Ambu AS - Class B	(21,027)	(403,706)
Ascendis Pharma AS - ADR	(5,155)	(696,440)
Cassava Sciences, Inc.	(12,417)	(273,547)
Corcept Therapeutics, Inc.	(21,986)	(663,318)
Doximity, Inc. - Class A	(21,008)	(582,552)
GoodRx Holdings, Inc. - Class A	(118,464)	(932,312)
Guardant Health, Inc.	(19,963)	(540,997)
Illumina, Inc.	(5,490)	(572,497)
Legend Biotech Corp. - ADR	(16,104)	(644,321)
Madrigal Pharmaceuticals, Inc.	(2,813)	(664,318)
MoonLake Immunotherapeutics	(6,323)	(257,093)
Neogen Corp.	(35,596)	(468,087)
Oxford Nanopore Technologies PLC	(434,490)	(594,062)
Privia Health Group, Inc.	(40,021)	(695,165)
Recursion Pharmaceuticals, Inc. - Class A	(65,617)	(543,309)
Revance Therapeutics, Inc.	(45,449)	(129,075)
Rhythm Pharmaceuticals, Inc.	(13,993)	(499,270)
Tandem Diabetes Care, Inc.	(25,751)	(1,319,224)
TG Therapeutics, Inc.	(35,676)	(581,519)
Twist Bioscience Corp.	(17,495)	(733,040)
		(12,861,029)

Industrials - (4.7)%
Atlas Arteria Ltd.	(727,378)	(2,582,599)
Dun & Bradstreet Holdings, Inc.	(99,959)	(958,607)
Exponent, Inc.	(22,189)	(2,110,618)
Furukawa Electric Co., Ltd.	(112,000)	(3,020,605)
Husqvarna AB - Class B	(296,538)	(2,469,274)
Kornit Digital Ltd.	(61,585)	(875,739)
ManpowerGroup, Inc.	(13,626)	(1,016,772)
Montrose Environmental Group, Inc.	(71,762)	(3,373,532)
Nidec Corp.	(34,700)	(1,729,741)
Northrop Grumman Corp.	(3,464)	(1,561,467)
Proto Labs, Inc.	(59,818)	(1,852,563)
SiteOne Landscape Supply, Inc.	(11,935)	(1,847,777)
Terex Corp.	(24,702)	(1,473,968)
Toro Co.	(18,503)	(1,483,756)
		(26,357,018)

Information Technology - (1.7)%
Amdocs Ltd.	(17,704)	(1,398,616)
Cognex Corp.	(58,626)	(2,668,655)
Entegris, Inc.	(28,595)	(3,612,978)
Infosys Ltd. - ADR	(60,488)	(1,013,174)
Palantir Technologies, Inc. - Class A	(51,217)	(1,110,385)
		(9,803,808)

Materials - (1.1)%
Amcor PLC	(55,505)	(564,486)
Axalta Coating Systems Ltd.	(21,454)	(763,548)
Compass Minerals International, Inc.	(22,111)	(286,559)
Ganfeng Lithium Group Co., Ltd. - Class H	(267,400)	(741,935)
Huntsman Corp.	(20,520)	(508,896)
Lynas Rare Earths Ltd.	(174,181)	(777,072)
MP Materials Corp.	(79,194)	(1,284,527)
Sumitomo Chemical Co., Ltd.	(485,800)	(998,797)
		(5,925,820)

Real Estate - (1.6)%
Camden Property Trust	(3,959)	(406,392)
CBRE Group, Inc. - Class A	(18,230)	(1,605,516)
Compass, Inc. - Class A	(127,639)	(478,646)
Digital Realty Trust, Inc.	(3,939)	(572,494)
Mid-America Apartment Communities, Inc.	(3,516)	(470,125)
Nomura Real Estate Master Fund, Inc.	(896)	(841,927)
Sagax AB - Class B	(56,348)	(1,487,520)
Segro PLC	(44,077)	(517,607)
SL Green Realty Corp.	(32,839)	(1,739,482)
Unibail-Rodamco-Westfield	(12,530)	(1,104,013)
		(9,223,722)
TOTAL COMMON STOCKS (Proceeds $138,906,909)		(135,841,594)

PREFERRED STOCKS - (0.4)%	Shares	Value
Consumer Discretionary - (0.4)%
Dr Ing hc F Porsche AG	(23,602)	(1,960,613)
TOTAL PREFERRED STOCKS (Proceeds $2,115,269)		(1,960,613)

TOTAL SECURITIES SOLD SHORT - (24.6)% (Proceeds $141,022,178)		(137,802,207)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Industry classifications may be different than those used for compliance monitoring purposes.

Contracts For Difference
Contracts For Difference
as of May 31, 2024 (Unaudited)

Reference Entity	Counterparty	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short
Australia
Commonwealth Bank of Australia	Morgan Stanley	12/8/2025	4.32%	Termination	(3,820,506)	$(418,677)
China
Shenzhen Dynanonic Co., Ltd.	Morgan Stanley	10/20/2026	5.33	Termination	(341,991)	418,642
Shenzhen Goodix Technology	Morgan Stanley	8/3/2026	5.33	Termination	(840,187)	(108,025)
						310,617
Japan
Nippon Shinyaku Co., Ltd.	Morgan Stanley	12/8/2025	0.08	Termination	(207,127)	315,240
South Korea
EcoPro BM Co., Ltd.	Morgan Stanley	10/20/2026	5.33	Termination	(908,867)	290,986
EcoPro Co., Ltd.	Bank of America Securities, Inc.	10/23/2026	5.33	Termination	(573,402)	408,114
EcoPro Co., Ltd.	Goldman Sachs	10/30/2026	5.33	Termination	(402,268)	167,162
Kakaobank Corp.	Goldman Sachs	12/8/2025	5.33	Termination	(432,465)	137,961
Kakaobank Corp.	J.P. Morgan Securities, Inc.	10/12/2026	3.32	Termination	(44,161)	1,941
Netmarble Corp.	Goldman Sachs	3/10/2026	5.33	Termination	(204,790)	5,852
Netmarble Corp.	Morgan Stanley	3/16/2026	5.33	Termination	(1,097,474)	(37,007)
Posco Future M Co., Ltd.	Bank of America Securities, Inc.	10/23/2026	5.33	Termination	(1,588,704)	335,571
						1,310,580
Switzerland
Vat Group AG	Morgan Stanley	12/8/2025	1.45	Termination	(3,387,083)	(1,310,629)
Taiwan
Acer, Inc.	Goldman Sachs	12/8/2025	5.33	Termination	(1,357,038)	(704,749)
Compal Electronics	Goldman Sachs	12/8/2025	5.33	Termination	(906,978)	(337,908)
Pan Jit International, Inc.	Goldman Sachs	12/8/2025	5.33	Termination	(1,548,126)	199,891
SDI Corporation	Goldman Sachs	12/8/2025	5.33	Termination	(455,223)	(46,986)
						(889,752)
United States
Bank of Hawaii Corp.	Morgan Stanley	12/8/2025	5.33	Termination	(2,226,512)	766,593
Bank of Hawaii Corp.	Goldman Sachs	3/2/2026	5.33	Termination	(808,014)	89,151
BlackLine, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(964,851)	297,017
Ceridian HCM Holding, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(476,349)	127,996
Commerce Bancshares, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(2,943,370)	471,971
Commerce Bancshares, Inc.	Goldman Sachs	10/6/2026	5.33	Termination	(320,795)	(68,157)
Community Bank System, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(2,518,802)	935,824
Community Bank System, Inc.	Goldman Sachs	10/6/2026	5.33	Termination	(274,487)	(21,328)
Credit Acceptance Corp.	Morgan Stanley	12/8/2025	5.33	Termination	(1,656,060)	(111,612)
Credit Acceptance Corp.	Goldman Sachs	3/2/2026	5.33	Termination	(601,267)	(63,758)
Cullen/Frost Bankers, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(971,816)	351,300
Cullen/Frost Bankers, Inc.	Goldman Sachs	4/6/2026	5.33	Termination	(473,769)	1,752
CVB Financial Corp.	Morgan Stanley	12/8/2025	5.33	Termination	(438,724)	292,571
CVB Financial Corp.	Goldman Sachs	10/6/2026	5.33	Termination	(44,807)	(2,866)
Definitive Healthcare Corp.	Morgan Stanley	12/8/2025	5.33	Termination	(274,698)	326,850
First Financial Bankshares, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(2,262,051)	421,022
First Financial Bankshares, Inc.	Goldman Sachs	3/2/2026	5.33	Termination	(1,456,069)	65,656
Floor & Decor Holdings, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(736,101)	(282,321)
Floor & Decor Holdings, Inc.	Goldman Sachs	4/13/2026	5.33	Termination	(316,807)	(51,131)
Glacier Bancorp, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(2,067,600)	965,212
Glacier Bancorp, Inc.	Goldman Sachs	3/2/2026	5.33	Termination	(1,523,123)	(56,104)
Kinsale Capital Group, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(524,792)	(127,292)
Kinsale Capital Group, Inc.	Goldman Sachs	9/21/2026	5.33	Termination	(133,883)	11,553
Moody's Corp.	Goldman Sachs	3/2/2026	5.33	Termination	(726,492)	(195,304)
Myriad Genetics, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(605,507)	(86,463)
National Beverage Corp.	Morgan Stanley	12/8/2025	5.33	Termination	(1,354,214)	104,644
National Beverage Corp.	Goldman Sachs	12/15/2025	5.33	Termination	(117,071)	11,180
Novanta, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(1,130,093)	(91,294)
Novanta, Inc.	Goldman Sachs	8/31/2026	5.33	Termination	(1,719,707)	(256,487)
RLI Corp.	Morgan Stanley	12/8/2025	5.33	Termination	(1,269,296)	(154,162)
Wolfspeed, Inc.	Morgan Stanley	12/8/2025	5.33	Termination	(244,793)	524,542
Wolfspeed, Inc.	Goldman Sachs	8/31/2026	5.33	Termination	(968,479)	567,985
						4,764,540
Total Short						4,081,919
Net unrealized gain/(loss) on Contracts For Difference						$4,081,919

There are no upfront payments or receipts associated with contracts for difference in the Fund.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	487,699,648	55,244,349	–	542,943,997
Corporate Bonds	–	–	799,205	799,205
Warrants	–	–	392	392
Money Market Funds	8,036	–	–	8,036
Total Investments	487,707,684	55,244,349	799,597	543,751,630

Other Financial Instruments*:
Contracts For Difference	8,614,179	–	–	8,614,179
Total Other Financial Instruments	8,614,179	–	–	8,614,179

Liabilities:
Investments:
Common Stocks	(102,547,715)	(33,293,879)	–	(135,841,594)
Preferred Stocks	–	(1,960,613)	–	(1,960,613)
Written Options	(20,590)	–	–	(20,590)
Total Investments	(102,568,305)	(35,254,492)	–	(137,822,797)

Other Financial Instruments*:
Contracts For Difference	(4,532,260)	–	–	(4,532,260)
Total Other Financial Instruments	(4,532,260)	–	–	(4,532,260)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of May 31, 2024.

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.